Tax Matters - Temporary Differences (Details) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	€ 6,240	€ 4,884	€ 5,616
Deferred tax assets and liabilities offset	(2,882)	(2,897)
Deferred tax liabilities	2,702	3,067	€ 2,602
Goodwill and intangible assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	787	828
Deferred tax liabilities	1,928	1,970
Property, plant and equipment
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	378	473
Deferred tax liabilities	1,105	1,282
Personnel commitments
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	1,498	1,278
Deferred tax liabilities	2	12
Provisions
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	1,062	935
Deferred tax liabilities	454	447
Investments in subsidiaries, associates and other shareholdings
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	327	374
Inventories and receivables
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	330	324
Deferred tax liabilities	0	0
Rights of use
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	48	51
Deferred tax liabilities	1,023	1,046
Lease liabilities
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	994	1,049
Other concepts
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	489	267
Deferred tax liabilities	743	833
Total deferred tax assets/ liabilities for temporary differences
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	5,586	5,205
Deferred tax liabilities	5,584	5,964
Total temporary difference
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	2,704	2,308
Deferred tax liabilities	€ 2,702	€ 3,067